Nature of Operations and Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 3,555	$ 245
Work in progress	14,319	90
Finished goods	5,896	5,824
Total	$ 23,770	$ 6,159	$ 0